Revenue and Expenses - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Average employees over year	121,853	125,371	132,120
Employees at year-end	120,138	122,718	127,323
Percentage of female employees	37.70%	37.70%
Others
Disclosure of operating segments [line items]
Average employees over year	8,838	9,869	12,976
Employees at year-end	9,114	8,631	10,276
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Average employees over year	26,712	28,084	30,214
Employees at year-end	25,305	27,291	28,772
Number of employees with disabilities	955	217
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Average employees over year	6,732	6,776	7,454
Employees at year-end	7,188	6,687	7,075
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Average employees over year	8,366	8,653	8,341
Employees at year-end	8,203	8,535	8,517
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Average employees over year	34,068	33,991	34,247
Employees at year-end	33,499	34,125	33,782
Telefónica Hispam Norte | Operating segments
Disclosure of operating segments [line items]
Average employees over year	12,254	12,620	13,214
Employees at year-end	12,156	12,354	13,150
Telefónica Hispam Sur | Operating segments
Disclosure of operating segments [line items]
Average employees over year	24,883	25,378	25,674
Employees at year-end	24,673	25,095	25,751